Derivative Financial Instruments, Fair Value on Consolidated Balance Sheet (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Realized pre-tax gain (loss) on forward contract	$ 5	$ (13)	$ (18)
Estimated net amount of existing gains expected to be reclassified into income within the next 12 months	2
Other Current Assets [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, assets	11	10
Other Current Assets [Member] | Foreign Currency Forward Contracts [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, assets	11	10
Other Assets [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, assets	0	2
Other Assets [Member] | Foreign Currency Forward Contracts [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, assets	0	2
Other Current Liabilities [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, liabilities	1	6
Other Current Liabilities [Member] | Foreign Currency Forward Contracts [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, liabilities	1	6
Other Liabilities [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, liabilities	0	0
Other Liabilities [Member] | Foreign Currency Forward Contracts [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, liabilities	$ 0	$ 0